Notes payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable - Schedule of Notes Payable	Notes payable consisted of the following:
	As at December 31,	As at December 31,
USD'000	2021	2020
Short-term loan	6,165	4,030
Short-term loan from shareholders	84	85
Total notes payable	6,249	4,115